Note 13 - Capital stock (Detail) - Total Capital Stock Issued and Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance, December 31 (in Dollars)	$ 118,821	$ 110,821
Convertible Preferred Stock [Member]
Balance, December 31	5,230,634	5,622,634
Balance, December 31 (in Dollars)	130,762	140,561
Subordinate Voting Shares [Member]
Balance, December 31	28,744,410	28,615,560
Balance, December 31 (in Dollars)	118,448	110,448
Multiple Voting Shares [Member]
Balance, December 31	1,325,694	1,325,694
Balance, December 31 (in Dollars)	373	373
Common Shares [Member]
Balance, December 31	30,070,104	29,941,254
Balance, December 31 (in Dollars)	$ 118,821	$ 110,821